Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2023 and December 31, 2022, and the cumulative shareholder return on our common stock and our net income over the same time period.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income(in Thousands)
2023	$481,407	$465,554	$295,105	$295,105	$123.40	$7,184
2022	$393,685	$393,685	$279,223	$279,223	$115.19	$8,082

(1)	During 2023 and 2022, C. Todd Asbury was our PEO.
(2)	During 2023 and 2022, our remaining NEOs consisted of James W. Kiser and Christopher G. Speaks.
(3)	Calculated based on a fixed investment of $100 in the Company’s stock, based on the closing price of the Company’s stock on the last trading day prior to January 1, 2022, assuming reinvestment of dividends, through and including the end of each fiscal year.

PEO Total Compensation Amount	[1]	$ 481,407	$ 393,685
PEO Actually Paid Compensation Amount	[1]	465,554	393,685
Non-PEO NEO Average Total Compensation Amount	[2]	295,105	279,223
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	295,105	279,223
Total Shareholder Return Amount	[3]	123.40	115.19
Net Income (Loss) Attributable to Parent		$ 7,184,000	$ 8,082,000
PEO [Member] | C Todd Asbury [Member]
Pay vs Performance Disclosure [Table]
PEO Name		C. Todd Asbury	C. Todd Asbury
Non-PEO NEO [Member] | James W Kiser [Member]
Pay vs Performance Disclosure [Table]
PEO Name		James W. Kiser
Non-PEO NEO [Member] | Christopher G Speaks [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Christopher G. Speaks

[1]	During 2023 and 2022, C. Todd Asbury was our PEO.
[2]	During 2023 and 2022, our remaining NEOs consisted of James W. Kiser and Christopher G. Speaks.
[3]	Calculated based on a fixed investment of $100 in the Company’s stock, based on the closing price of the Company’s stock on the last trading day prior to January 1, 2022, assuming reinvestment of dividends, through and including the end of each fiscal year.